N-4	Dec. 30, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Monument Advisor Contract No. JNL-2300 | LazardRetirementSeriesIncLazardRetirementUSSmallCapEquitySelectPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 1, 2023, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small- Mid Cap Equity Portfolio: Service Shares	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares

JNL-2300-2 | LazardRetirementSeriesIncLazardRetirementUSSmallCapEquitySelectPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 1, 2023, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small- Mid Cap Equity Portfolio: Service Shares	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares

Monument Contract No. 22-4056 | LazardRetirementSeriesIncLazardRetirementUSSmallCapEquitySelectPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 1, 2023, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small- Mid Cap Equity Portfolio: Service Shares	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares

JNL-2300-1 | LazardRetirementSeriesIncLazardRetirementUSSmallCapEquitySelectPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 1, 2023, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small- Mid Cap Equity Portfolio: Service Shares	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares

Monument Advisor Select | LazardRetirementSeriesIncLazardRetirementUSSmallCapEquitySelectPortfolioServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective September 1, 2023, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small- Mid Cap Equity Portfolio: Service Shares	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares